KATTEN MUCHIN ROSENMAN LLP

575 Madison Avenue

New York, New York 10022

May 19, 2008

United States Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equity Opportunity Trust Value Select Ten Series 2008C

File #333-150460

Rule 497(j) Filing

Dear Sir/Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on May 16, 2008.

Very truly yours,
/s/ Kathleen H. Moriarty, Esq.
Kathleen H. Moriarty, Esq.

cc: Ms. Patricia Mengiste